7. Fixed Assets and Intangibles: Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Less: accumulated depreciation		$ 4,309	$ 3,663
Property and Equipment, Net	$ 17,260	3,858	4,504
Furniture and Fixtures
Property, Plant and Equipment, Gross		5,667	5,667
Leasehold Improvements
Property, Plant and Equipment, Gross		$ 2,500	$ 2,500